SCHEDULE OF INVESTMENTS

ROYCE GLOBAL TRUST

MARCH 31, 2025 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 96.8%

Australia – 2.6%
Cochlear [1]	4,000	$658,675
IPH [1]	242,562	691,595
Technology One [1]	40,400	709,198
Total		2,059,468

Bermuda – 1.0%
Bank of N.T. Butterfield & Son	21,000	817,320
Total		817,320

Brazil – 1.1%
Odontoprev	171,600	313,944
TOTVS	97,885	572,409
Total		886,353

Canada – 19.9%
Alamos Gold Cl. A	94,100	2,514,259
Altus Group	22,470	803,364
AutoCanada [2]	45,840	519,544
Canaccord Genuity Group	97,143	567,717
Colliers International Group	4,945	599,829
Computer Modelling Group	109,901	615,546
Descartes Systems Group (The) [2]	8,424	849,392
IMAX Corporation [2]	51,171	1,348,356
Major Drilling Group International [2]	194,300	1,082,857
Onex Corporation	17,813	1,192,155
Pan American Silver	12,700	328,041
Pason Systems	71,300	651,538
Sprott	45,635	2,044,466
Stella-Jones	17,504	830,043
TELUS Corporation	16,311	233,945
TMX Group	47,600	1,737,885
Total		15,918,937

France – 0.4%
Ayvens [1]	39,000	343,473
Total		343,473

Germany – 0.4%
Carl Zeiss Meditec [1]	3,400	223,016
STRATEC [1]	3,300	87,232
Total		310,248

Greece – 1.1%
Sarantis [1]	64,500	895,528
Total		895,528

Iceland – 0.3%
Embla Medical [1,2]	51,000	207,899
Total		207,899

India – 2.2%
AIA Engineering [1]	28,440	1,109,437
BSE [1]	7,232	457,694
Dish TV India [1,2]	3,017,686	197,942
Total		1,765,073

Indonesia – 0.2%
Aspirasi Hidup Indonesia [1]	4,000,000	120,682
Total		120,682

Ireland – 0.3%
Avadel Pharmaceuticals [2]	35,460	277,652
Total		277,652

Israel – 6.3%
Cellebrite DI [2]	29,893	580,821
Global-e Online [2]	5,200	185,380
Nova [2]	5,700	1,050,681
Phoenix Financial [1]	48,500	902,180
Tel Aviv Stock Exchange [1]	199,300	2,350,274
Total		5,069,336

Italy – 0.6%
Carel Industries [1]	25,000	456,642
Total		456,642

Japan – 1.9%
As One [1]	11,200	173,562
Fukui Computer Holdings [1]	10,800	245,672
NSD [1]	12,200	273,150
TechnoPro Holdings [1]	7,200	159,935
TKC Corporation [1]	25,500	656,380
Total		1,508,699

Netherlands – 0.9%
IMCD [1]	5,500	732,071
Total		732,071

New Zealand – 0.4%
Fisher & Paykel Healthcare [1]	17,000	324,525
Total		324,525

Norway – 2.8%
Protector Forsikring [1]	70,000	2,261,621
Total		2,261,621

Panama – 0.6%
Banco Latinoamericano de Comercio Exterior Cl. E	13,716	502,006
Total		502,006

Singapore – 0.0%
Midas Holdings [2,3]	400,000	0
Total		0

South Africa – 2.9%
CA Sales Holdings [1]	147,597	136,592
Curro Holdings [1]	258,594	118,372
PSG Financial Services [1]	550,976	543,216
Stadio Holdings [1]	3,686,928	1,519,490
Total		2,317,670

Sweden – 5.8%
Biotage [1]	37,900	361,711
Bravida Holding [1]	68,900	624,032
CDON [1,2]	25,000	106,484
Karnov Group [1,2]	145,381	1,266,167
OEM International Cl. B [1]	107,000	1,462,976
Teqnion [1,2]	47,800	804,893
Total		4,626,263

Switzerland – 1.6%
Kardex Holding [1]	2,400	637,361
LEM Holding [1]	150	120,704
VZ Holding [1]	2,900	553,939
Total		1,312,004

United Kingdom – 6.7%
Diploma [1]	8,200	409,601
DiscoverIE Group [1]	71,204	500,151
FDM Group Holdings [1]	46,800	151,665
Genuit Group [1]	54,600	254,422
Halma [1]	24,483	818,831
Judges Scientific [1]	7,600	781,171
Keystone Law Group [1]	95,940	639,691
Marlowe [1]	112,600	472,707
Mortgage Advice Bureau Holdings [1]	36,100	351,489
Optima Health [1,2]	112,600	248,832
Restore [1]	79,840	239,909
SThree [1]	146,600	500,716
Total		5,369,185

United States – 36.8%
ACV Auctions Cl. A [2]	5,900	83,131
Air Lease Cl. A	17,323	836,874
APi Group [2]	46,008	1,645,246
Arcosa	12,660	976,339
Artisan Partners Asset Management Cl. A	33,200	1,298,120
Atmus Filtration Technologies	15,670	575,559
Blue Owl Capital Cl. A	24,876	498,515
CBIZ [2]	8,353	633,659
Element Solutions	36,400	823,004
Enovis Corporation [2]	18,433	704,325
Enpro [4]	1,770	286,368
ESAB Corporation	12,960	1,509,840
EVI Industries	58,563	982,687
FormFactor [2]	11,338	320,752
FTAI Aviation	16,750	1,859,752
GCM Grosvenor Cl. A	101,682	1,345,253
Griffon Corporation	11,250	804,375
Hagerty Cl. A [2]	39,300	355,272
Innospec	14,818	1,404,006
Kadant	968	326,129
KBR	16,416	817,681
Lindsay Corporation [4]	3,547	448,766
MKS Instruments	2,907	232,996
Morningstar	4,575	1,371,905
NewtekOne	22,650	270,894
nLIGHT [2]	12,800	99,456
Quaker Houghton	7,560	934,492
RB Global	2,000	200,600
Repligen Corporation [2]	1,286	163,631
Richardson Electronics	11,356	126,733
Royal Gold	6,320	1,033,383
SEI Investments	27,650	2,146,470
Teledyne Technologies [2]	1,340	666,931
Transcat [2]	13,705	1,020,337
Victory Capital Holdings	8,970	519,094
Viper Energy Cl. A	25,649	1,158,052
Vontier Corporation	29,889	981,854
Total		29,462,481

TOTAL COMMON STOCKS
(Cost $53,176,035)		77,545,136

INVESTMENTS AT VALUE
(Cost $53,176,035)		77,545,136

REPURCHASE AGREEMENT – 3.1%
Fixed Income Clearing Corporation, 3.75% dated 3/31/25, due 4/1/25, maturity value $2,498,537 (collateralized by obligations of U.S. Government Agencies, 1.875% due 2/15/32, valued at $2,548,293)
(Cost $2,498,277)		2,498,277

TOTAL INVESTMENTS – 99.9%
(Cost $55,674,312)		80,043,413

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.1%		118,948

NET ASSETS – 100.0%		$80,162,361

[1]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.
[2]	Non-income producing.

[3]	A security for which market quotations are not readily available represents 0.0% of net assets. This security has been valued at its fair value under procedures approved by the Fund’s Board of Directors. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

[4]	All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement as of March 31, 2025. Total market value of pledged securities as of March 31, 2025, was $529,348.

Securities are categorized by the country of their headquarters.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $55,674,520. As of March 31, 2025, net unrealized appreciation for all securities was $24,368,893, consisting of aggregate gross unrealized appreciation of $28,616,955 and aggregate gross unrealized depreciation of $4,248,062. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Global Trust, Inc. (the “Fund”), is a diversified closed-end investment company that was incorporated under the laws of the State of Maryland on February 14, 2011. The Fund commenced operations on October 18, 2013. Royce & Associates, LP, the Fund’s investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Fund are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by the Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Fund’s Board of Directors has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Fund’s Board of Directors and policies and procedures adopted by Royce in its capacity as valuation designee for the Fund. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Fund on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;

●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and

●	The Fund uses an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold set by Royce as valuation designee. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;

●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;

●	the independent pricing services are unable to supply fair value prices; or

●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time the Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Fund as of March 31, 2025. Any Level 2 or Level 3 securities held by the Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Common Stocks	$49,681,631	$27,863,505	$0	$77,545,136
Repurchase Agreement	–	2,498,277	–	2,498,277

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund as of March 31, 2025, is next business day and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the “credit agreement”) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund pledges eligible portfolio securities as collateral and has granted a security interest in such pledged securities to, and in favor of, BNPPI as security for the loan balance outstanding. The amount of eligible portfolio securities required to be pledged as collateral is determined by BNPPI in accordance with the credit agreement. In determining collateral requirements, the value of eligible securities pledged as collateral is subject to discount by BNPPI based upon a variety of factors set forth in the credit agreement.

If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

As of March 31, 2025, the Fund had no outstanding borrowings under the credit agreement. The Fund and BNPPI may agree for the Fund to borrow again under the credit agreement, which borrowed amount may not exceed $15,000,000. During the three-month period ended March 31, 2025, the Fund had an average daily loan balance of $377,778. As of March 31, 2025, the aggregate value of rehypothecated securities was $0.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).